Discontinued operations - Other comprehensive income (Details) - Lifecell LLC, Global LLC, and Ukrtower ₺ in Thousands	Dec. 31, 2023 TRY (₺)
Amounts included in other comprehensive income:
Foreign currency translation reserve	₺ 8,865,132
Reserve of disposal group classified as held for sale	₺ 8,865,132